UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2008"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  April 13, 2008. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			8

"Form13F Information Table Value Total:     $471,231 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
DOUGLAS EMMETT INC COM		25960P109 16,560    750,731SH	SOLE	   750,731
ISHARES TR RUSSELL 2000 INDEX	464287655 10,512    153,935SH	SOLE	   153,935
ISHARES TR S&P 500 INDEX FD	464287200 7,240      54,751SH	SOLE	    54,751
ISHARES TR MSCI EMERGING MKTS	464287234 7,403      55,092SH	SOLE	    55,092
TR MSCI EAFE INDEX FD 		464287465 396,851 5,427,158SH	SOLE     5,427,158
CORCEPT THERAPEUTICS INC        218352102 153        47,619SH   SOLE        47,619
ATHENAHEALTH INC COM            04685W103 237        10,000SH   SOLE        10,000
ETF VANGUARD                    218352102 32,275    517,316SH   SOLE       517,316